Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount
Income taxes at The Netherlands statutory rate	$ 56,434	$ 28,594	$ 14,227
Taxation of foreign operations, net	(33,994)	(38,635)	(43,265)
Tax impact from permanent items	2,949	(1,586)	5,938
Tax impact from tax-exempt income	(2,326)	(1,558)	(3,331)
Tax contingencies, net	13,570	23,189	1,761
Changes in tax laws and rates	1,907	12,958	399
Stock Compensation	(4,740)	(5,237)	0
Government incentives and other deductions	(2,892)	(4,949)	(2,543)
Prior year taxes	494	(2,319)	1,411
Valuation allowance	3,293	62,644	1,521
Other items, net	662	880	487
Total income tax expense (benefit)	$ 35,357	$ 73,981	$ (23,395)
Percent
Income taxes at The Netherlands statutory rate	25.00%	25.00%	25.00%
Taxation of foreign operations, net	(15.10%)	(33.80%)	(76.00%)
Tax impact from permanent items	1.30%	(1.40%)	10.40%
Tax impact from tax-exempt income	(1.00%)	(1.40%)	(5.90%)
Tax contingencies, net	6.00%	20.30%	3.10%
Changes in tax laws and rates	0.80%	11.30%	0.70%
Stock Compensation	(2.10%)	(4.60%)	0.00%
Government incentives and other deductions	(1.20%)	(4.30%)	(4.50%)
Prior year taxes	0.20%	(2.00%)	2.50%
Valuation allowance	1.50%	54.80%	2.70%
Other items, net	0.30%	0.80%	0.90%
Total income tax expense (benefit)	15.70%	64.70%	(41.10%)
Valuation allowance	$ (68,651)	$ (67,849)
Interest Carryforward
Percent
Valuation allowance		$ (60,800)